Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Summary Of Financial Instrument Outstanding [Table Text Block]
	Contract Amount
	201 6	2015

Commitments to Extend Credit	$71,359,000	$67,889,000
Standby Letters of Credit	1,551,000	1,588,212